REDEEMABLE NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 6,706,660	$ 4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary		1,680,036
Accretion of redeemable non-controlling interests	663,669	570,723
Foreign currency translation adjustment	(192,661)	(185,841)
Ending balance	7,177,668	6,706,660
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	5,007,271	4,641,742
Issuance of redeemable preferred shares of VIE's subsidiary		43,672
Accretion of redeemable non-controlling interests	495,503	456,911
Foreign currency translation adjustment	(143,843)	(135,054)
Ending balance	5,358,931	5,007,271
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	1,699,389
Issuance of redeemable preferred shares of VIE's subsidiary		1,636,364
Accretion of redeemable non-controlling interests	168,166	113,812
Foreign currency translation adjustment	(48,818)	(50,787)
Ending balance	$ 1,818,737	$ 1,699,389